UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2021

LEGG MASON

SMALL-CAP QUALITY

VALUE ETF

SQLV

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of equity securities of small-capitalization companies that are traded in the United States.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Small-Cap Quality Value ETF for the six-month reporting period ended January 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2021

II	Legg Mason Small-Cap Quality Value ETF

Performance review

For the six months ended January 31, 2021, Legg Mason Small-Cap Quality Value ETF generated a 38.03% return on a net asset value (“NAV”)i basis and 38.47% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended January 31, 2021 based on its NAV and market price as of January 31, 2021. The Fund seeks to track the investment results of an index composed of equity securities of small-capitalization companies that are traded in the United States, the Royce Small-Cap Quality Value Indexiii, which returned 38.75% for the same period. The Fund’s broad-based market index, the Russell 2000 Indexiv, returned 40.89% over the same time frame. The Lipper Small-Cap Core Funds Category Averagev returned 32.59% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of January 31, 2021 (unaudited)
6 months
Legg Mason Small-Cap Quality Value ETF:
$31.25 (NAV)	38.03%*†
$31.31 (Market Price)	38.47%*‡
Royce Small-Cap Quality Value Index	38.75%
Russell 2000 Index	40.89%
Lipper Small-Cap Core Funds Category Average	32.59%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Effective July 1, 2020, market price returns are typically based upon the official closing price of the Fund’s shares. Prior to July 1, 2020, market price returns generally were based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV was determined, which was typically 4:00 p.m. Eastern time (U.S.). Market price performance reported for periods prior to July 1, 2020 continues to reflect market prices calculated based upon the mid-point between the bid and ask on the Fund’s principal trading market typically as of 4:00 p.m. Eastern time (U.S.). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated November 25, 2020, the gross total annual fund operating expense ratio for the Fund was 0.62%.

Legg Mason Small-Cap Quality Value ETF	III

Performance review (cont’d)

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.leggmason/etf. The Fund is traded under the symbol “SQLV” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2021

RISKS: Equity securities are subject to market and price fluctuations. The Fund invests primarily in small-cap stocks, which may involve considerably more risk than investing in larger-cap stocks. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. If the Underlying Index is concentrated in a particular industry or industries, the Fund may focus its investments in these industries, increasing its vulnerability to market volatility. Diversification does not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively

IV	Legg Mason Small-Cap Quality Value ETF

impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

iii

The Royce Small-Cap Quality Value Index is a proprietary index composed of small-cap stocks trading in the United States with relatively low valuations, high profitability and high debt coverage compared with the average of stocks in the investment universe.

[i]v

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

[v]

Lipper,Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 911 funds in the Fund’s Lipper category.

Legg Mason Small-Cap Quality Value ETF	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of January 31, 2021 and July 31, 2020. The composition of the Fund’s investments is subject to change at any time.

Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on August 1, 2020 and held for the six months ended January 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
38.03%	$1,000.00	$1,380.30	0.60%	$3.60	5.00%	$1,000.00	$1,022.18	0.60%	$3.06

[1]	For the six months ended January 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report

Schedule of investments (unaudited)

January 31, 2021

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 3.9%
Diversified Telecommunication Services — 0.2%
Alaska Communications Systems Group Inc.	9,461	$31,032
Entertainment — 1.2%
Lions Gate Entertainment Corp., Class A Shares	8,735	122,203	*
Sciplay Corp., Class A Shares	3,055	48,788	*
Total Entertainment		170,991
Interactive Media & Services — 0.7%
TrueCar Inc.	9,309	41,704	*
Yelp Inc.	1,868	60,878	*
Total Interactive Media & Services		102,582
Media — 1.4%
AMC Networks Inc., Class A Shares	2,433	120,239	*
MSG Networks Inc., Class A Shares	4,188	72,327	*
Total Media		192,566
Wireless Telecommunication Services — 0.4%
Spok Holdings Inc.	4,242	47,171
Total Communication Services		544,342
Consumer Discretionary — 13.2%
Auto Components — 0.7%
Cooper Tire & Rubber Co.	1,744	64,092
Motorcar Parts of America Inc.	1,605	36,321	*
Total Auto Components		100,413
Distributors — 0.2%
Educational Development Corp.	1,848	25,040
Diversified Consumer Services — 2.1%
American Public Education Inc.	1,248	35,917	*
Collectors Universe Inc.	467	42,642
Houghton Mifflin Harcourt Co.	14,592	71,939	*
Perdoceo Education Corp.	3,941	46,622	*
Stride Inc.	2,469	63,577	*
Zovio Inc.	7,904	40,468	*
Total Diversified Consumer Services		301,165
Hotels, Restaurants & Leisure — 0.6%
Biglari Holdings Inc., Class B Shares	412	47,273	*
Nathan’s Famous Inc.	648	35,970
Total Hotels, Restaurants & Leisure		83,243
Household Durables — 2.7%
Century Communities Inc.	1,359	63,792	*
Ethan Allen Interiors Inc.	3,165	74,852

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Household Durables – continued
Hooker Furniture Corp.	1,428	$43,026
La-Z-Boy Inc.	1,750	67,760
TRI Pointe Group Inc.	4,639	93,708	*
ZAGG Inc.	8,902	37,032	*
Total Household Durables		380,170
Internet & Direct Marketing Retail – 0.9%
PetMed Express Inc.	1,672	63,871
Shutterstock Inc.	894	58,101
Total Internet & Direct Marketing Retail		121,972
Leisure Products – 0.4%
Smith & Wesson Brands Inc.	3,147	52,114
Specialty Retail – 4.5%
Big 5 Sporting Goods Corp.	5,673	73,863
Camping World Holdings Inc., Class A Shares	3,100	105,896
Lazydays Holdings Inc.	3,088	52,990	*
MarineMax Inc.	1,698	71,027	*
OneWater Marine Inc., Class A Shares	1,554	50,241	*
Rent-A-Center Inc.	1,787	77,377
Sleep Number Corp.	712	76,711	*
Sportsman’s Warehouse Holdings Inc.	3,921	68,696	*
Zumiez Inc.	1,440	62,035	*
Total Specialty Retail		638,836
Textiles, Apparel &Luxury Goods – 1.1%
G-III Apparel Group Ltd	2,906	78,578	*
Lakeland Industries Inc.	1,327	36,891	*
Superior Group of Cos. Inc.	1,891	43,171
Total Textiles, Apparel &Luxury Goods		158,640
Total Consumer Discretionary		1,861,593
Consumer Staples – 2.7%
Food &Staples Retailing – 0.6%
Ingles Markets Inc., Class A Shares	1,679	79,853
Food Products – 0.3%
Seneca Foods Corp., Class A Shares	1,199	43,464	*
Household Products – 0.3%
Oil-Dri Corp. of America	1,123	38,934
Personal Products – 0.9%
BellRing Brands Inc., Class A Shares	1,939	45,101	*
Lifevantage Corp.	2,777	24,827	*
USANA Health Sciences Inc.	696	57,601	*
Total Personal Products		127,529

See Notes to Financial Statements.

4	Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Tobacco — 0.6%
Vector Group Ltd.	7,684	$90,210
Total Consumer Staples		379,990
Energy — 6.9%
Energy Equipment & Services — 2.4%
Cactus Inc., Class A Shares	2,137	55,990
Helmerich & Payne Inc.	4,322	104,938
ProPetro Holding Corp.	7,962	63,616	*
Select Energy Services Inc., Class A Shares	11,237	56,410	*
Solaris Oilfield Infrastructure Inc., Class A Shares	5,393	49,076
Total Energy Equipment & Services		330,030
Oil, Gas & Consumable Fuels — 4.5%
Berry Corp.	14,388	55,394
Diamond S Shipping Inc.	8,566	54,737	*
Falcon Minerals Corp.	23,536	72,020
Peabody Energy Corp.	59,679	228,570	*
Renewable Energy Group Inc.	1,168	104,653	*
World Fuel Services Corp.	3,805	116,395
Total Oil, Gas & Consumable Fuels		631,769
Total Energy		961,799
Financials — 23.5%
Banks — 8.9%
Associated Banc-Corp.	5,051	90,615
Cathay General Bancorp	2,538	85,835
Civista Bancshares Inc.	2,167	36,947
CNB Financial Corp.	1,973	41,492
Customers Bancorp Inc.	2,445	54,328	*
Farmers National Banc Corp.	2,990	39,827
Financial Institutions Inc.	2,088	47,794
First Financial Bancorp	4,157	76,156
FNB Corp.	9,357	92,260
HBT Financial Inc.	4,238	63,273
Hilltop Holdings Inc.	2,498	75,040
Horizon Bancorp Inc.	3,290	52,081
Independent Bank Corp.	2,436	44,725
Macatawa Bank Corp.	4,629	38,421
Mercantile Bank Corp.	1,812	49,196
MVB Financial Corp.	1,468	32,898
Northeast Bank	1,324	34,503
Northrim BanCorp Inc.	1,066	34,240
Old Second Bancorp Inc.	3,395	33,339

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Banks — continued
Preferred Bank	1,121	$54,133
RBB Bancorp	2,517	41,782
Republic Bancorp Inc., Class A Shares	1,406	50,743
Simmons First National Corp., Class A Shares	3,426	84,622
Total Banks		1,254,250
Capital Markets — 4.9%
Artisan Partners Asset Management Inc., Class A Shares	1,607	77,779
Brightsphere Investment Group Inc.	2,673	48,996
Cohen &Steers Inc.	952	62,356
Cowen Inc., Class A Shares	2,126	53,469
Diamond Hill Investment Group Inc.	330	48,916
Donnelley Financial Solutions Inc.	2,668	47,731	*
Evercore Inc., Class A Shares	805	87,825
Federated Hermes Inc., Class B Shares	2,496	67,392
Oppenheimer Holdings Inc., Class A Shares	1,469	50,930
Victory Capital Holdings Inc., Class A Shares	2,360	50,079
Virtu Financial Inc., Class A Shares	3,219	89,392
Total Capital Markets		684,865
Consumer Finance — 1.8%
Curo Group Holdings Corp.	7,958	115,629
Elevate Credit Inc.	16,421	70,282	*
Enova International Inc.	2,983	67,416	*
Total Consumer Finance		253,327
Diversified Financial Services — 0.8%
A-Mark Precious Metals Inc.	1,964	56,131
Cannae Holdings Inc.	1,441	54,744	*
Total Diversified Financial Services		110,875
Insurance — 3.3%
American Equity Investment Life Holding Co.	3,384	98,779
American National Group Inc.	1,052	92,976
CNO Financial Group Inc.	3,375	71,584
Donegal Group Inc., Class A Shares	3,531	48,975
Investors Title Co.	267	38,181
National Western Life Group Inc., Class A Shares	323	58,140
Stewart Information Services Corp.	1,301	60,340
Total Insurance		468,975
Thrifts & Mortgage Finance — 3.8%
Axos Financial Inc.	1,568	61,073	*
Flagstar Bancorp Inc.	2,958	126,750
FS Bancorp Inc.	565	30,295

See Notes to Financial Statements.

6	Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Thrifts & Mortgage Finance — continued
Merchants Bancorp	1,768	$52,722
Meta Financial Group Inc.	1,441	55,666
NMI Holdings Inc., Class A Shares	2,275	48,253	*
Radian Group Inc.	4,094	78,605
Southern Missouri Bancorp Inc.	1,183	36,259
Waterstone Financial Inc.	2,583	47,708
Total Thrifts & Mortgage Finance		537,331
Total Financials		3,309,623
Health Care — 19.0%
Biotechnology — 4.4%
Anika Therapeutics Inc.	979	36,233	*
Arcus Biosciences Inc.	1,344	46,677	*
Catalyst Pharmaceuticals Inc.	8,632	31,420	*
Coherus Biosciences Inc.	1,861	34,987	*
Dicerna Pharmaceuticals Inc.	1,581	35,525	*
Eagle Pharmaceuticals Inc.	816	38,083	*
Enanta Pharmaceuticals Inc.	982	47,195	*
Harpoon Therapeutics Inc.	1,610	31,041	*
Ideaya Biosciences Inc.	1,671	29,376	*
Ironwood Pharmaceuticals Inc.	2,591	26,480	*
MEI Pharma Inc.	7,642	24,684	*
Myriad Genetics Inc.	2,848	78,462	*
NextCure Inc.	2,925	33,901	*
Puma Biotechnology Inc.	2,180	25,593	*
Sangamo Therapeutics Inc.	4,014	54,831	*
Vanda Pharmaceuticals Inc.	3,093	44,354	*
Total Biotechnology		618,842
Health Care Equipment & Supplies — 6.8%
AngioDynamics Inc.	2,689	50,392	*
Atrion Corp.	70	45,603
Cantel Medical Corp.	744	58,754
Co-Diagnostics Inc.	1,918	24,627	*
FONAR Corp.	1,555	27,710	*
Heska Corp.	243	40,668	*
Inari Medical Inc.	446	42,557	*
Inogen Inc.	1,028	50,300	*
iRadimed Corp.	987	24,418	*
Lantheus Holdings Inc.	3,096	50,372	*
LeMaitre Vascular Inc.	1,040	49,982
Meridian Bioscience Inc.	2,412	53,305	*

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Health Care Equipment & Supplies — continued
Merit Medical Systems Inc.	941	$50,955	*
Mesa Laboratories Inc.	148	41,017
Natus Medical Inc.	2,065	50,324	*
NuVasive Inc.	1,220	65,563	*
OraSure Technologies Inc.	2,787	42,446	*
Orthofix Medical Inc.	1,126	45,502	*
Repro-Med Systems Inc.	3,548	14,334	*
Retractable Technologies Inc.	2,022	32,534	*
Surmodics Inc.	744	33,852	*
Tactile Systems Technology Inc.	681	37,149	*
Utah Medical Products Inc.	358	31,028
Total Health Care Equipment & Supplies		963,392
Health Care Providers & Services — 2.6%
BioTelemetry Inc.	770	55,024	*
MEDNAX Inc.	3,136	85,519	*
ModivCare Inc.	384	60,891	*
National HealthCare Corp.	933	59,759
National Research Corp.	1,011	45,798
US Physical Therapy Inc.	440	52,949
Total Health Care Providers & Services		359,940
Health Care Technology — 1.1%
Computer Programs & Systems Inc.	1,486	45,739
HealthStream Inc.	2,367	55,104	*
NextGen Healthcare Inc.	2,673	52,872	*
Total Health Care Technology		153,715
Life Sciences Tools & Services — 0.4%
Luminex Corp.	2,163	60,759
Pharmaceuticals — 3.7%
Amphastar Pharmaceuticals Inc.	2,083	37,869	*
Collegium Pharmaceutical Inc.	2,187	52,794	*
Corcept Therapeutics Inc.	2,074	58,611	*
Innoviva Inc.	5,316	63,845	*
Osmotica Pharmaceuticals PLC	6,242	26,029	*
Pacira BioSciences Inc.	749	49,494	*
Phibro Animal Health Corp., Class A Shares	2,767	57,388
Prestige Consumer Healthcare Inc.	1,686	67,440	*
SIGA Technologies Inc.	4,778	30,866	*
Supernus Pharmaceuticals Inc.	2,456	72,182	*
Total Pharmaceuticals		516,518
Total Health Care		2,673,166

See Notes to Financial Statements.

8	Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Industrials —13.8%
Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings Inc.	1,535	$79,881	*
Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings Inc.	1,270	65,812	*
Hub Group Inc. ,Class A Shares	1,191	62,682	*
Total Air Freight & Logistics		128,494
Building Products — 0.9%
Apogee Enterprises Inc.	2,082	73,078
Insteel Industries Inc.	1,893	47,779
Total Building Products		120,857
Commercial Services & Supplies — 3.7%
ACCO Brands Corp.	8,024	64,914
Deluxe Corp.	2,750	93,197
Ennis Inc.	3,148	57,294
Healthcare Services Group Inc.	2,986	96,806
Herman Miller Inc.	1,900	65,075
HNI Corp.	1,937	62,488
Steelcase Inc., Class A Shares	6,027	77,929
Total Commercial Services & Supplies		517,703
Construction & Engineering — 2.3%
Arcosa Inc.	1,279	71,355
Comfort Systems USA Inc.	1,288	71,394
Dycom Industries Inc.	935	75,866	*
Northwest Pipe Co.	1,331	40,263	*
Primoris Services Corp.	2,420	70,434
Total Construction & Engineering		329,312
Electrical Equipment — 0.3%
LSI Industries Inc.	4,803	46,133
Machinery — 1.0%
Greenbrier Cos. Inc.	2,006	72,577
Mueller Industries Inc.	2,043	69,769
Total Machinery		142,346
Professional Services — 3.0%
BG Staffing Inc.	2,956	37,305
GP Strategies Corp.	3,079	37,194	*
Heidrick & Struggles International Inc.	1,861	54,267
Kelly Services Inc., Class A Shares	3,255	63,538
Kforce Inc.	1,318	56,213
Korn Ferry	1,686	76,881

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Professional Services — continued
Resources Connection Inc.	4,059	$46,841
TrueBlue Inc.	2,855	53,074	*
Total Professional Services		425,313
Road & Rail — 0.5%
ArcBest Corp.	1,494	69,247
Trading Companies & Distributors — 0.6%
Boise Cascade Co.	1,746	83,162
Total Industrials		1,942,448
Information Technology — 11.9%
Communications Equipment —1.6%
Comtech Telecommunications Corp.	2,639	56,316
NETGEAR Inc.	1,414	58,526	*
NetScout Systems Inc.	2,570	75,134	*
PC-Tel Inc.	4,886	35,961	*
Total Communications Equipment		225,937
Electronic Equipment, Instruments & Components — 5.0%
Bel Fuse Inc., Class B Shares	2,771	40,401
Daktronics Inc.	9,549	45,835
Insight Enterprises Inc.	1,113	84,699	*
PC Connection Inc.	1,351	66,321
Plexus Corp.	819	62,998	*
Sanmina Corp.	2,474	76,941	*
ScanSource Inc.	2,312	55,927	*
SYNNEX Corp.	1,485	121,206
TTM Technologies Inc.	5,064	67,908	*
Vishay Intertechnology Inc.	3,834	82,623
Total Electronic Equipment, Instruments & Components		704,859
IT Services — 1.9%
BM Technologies Inc.	334	3,697	*(a)
Cass Information Systems Inc.	1,080	43,848
CSG Systems International Inc.	1,396	60,154
Hackett Group Inc.	3,036	41,350
NIC Inc.	2,248	60,516
Sykes Enterprises Inc.	1,458	56,264	*
Total IT Services		265,829
Semiconductors &Semiconductor Equipment — 1.9%
NeoPhotonics Corp.	4,224	47,055	*
NVE Corp.	872	55,712
Photronics Inc.	3,571	39,638	*

See Notes to Financial Statements.

10	Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
SMART Global Holdings Inc.	1,423	$52,865	*
Synaptics Inc.	732	72,629	*
Total Semiconductors & Semiconductor Equipment		267,899
Software — 1.5%
CommVault Systems Inc.	993	62,341	*
Intelligent Systems Corp.	547	22,148	*
InterDigital Inc.	1,111	71,337
Progress Software Corp.	1,410	56,654
Total Software		212,480
Total Information Technology		1,677,004
Materials — 3.7%
Chemicals — 1.0%
FutureFuel Corp.	5,227	69,519
Minerals Technologies Inc.	1,110	68,409
Total Chemicals		137,928
Containers & Packaging — 0.2%
UFP Technologies Inc.	706	32,483	*
Metals & Mining — 1.2%
Ampco-Pittsburgh Corp.	5,418	35,109	*
Commercial Metals Co.	4,197	82,639
SunCoke Energy Inc.	10,138	49,980
Total Metals & Mining		167,728
Paper & Forest Products — 1.3%
CLEARWATER PAPER Corp.	1,412	53,769	*
Glatfelter Corp.	3,423	53,570
Schweitzer-Mauduit International Inc.	1,927	71,569
Total Paper & Forest Products		178,908
Total Materials		517,047
Utilities — 0.7%
Electric Utilities — 0.7%
Genie Energy Ltd., Class B Shares	5,092	37,579
Spark Energy Inc., Class A Shares	5,299	58,130
Total Utilities		95,709
Total Investments before Short-Term Investments (Cost — $12,184,856)		13,962,721

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Legg Mason Small-Cap Quality Value ETF

Security	Rate	Shares	Value
Short-Term Investments — 0.7%
Dreyfus Treasury Cash Management, Institutional Class (Cost — $102,061)	0.030%	102,061	$102,061
Total Investments — 100.0% (Cost — $12,286,917)			14,064,782
Liabilities in Excess of Other Assets — (0.0)%††			(1,024)
Total Net Assets — 100.0%			$14,063,758
††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Financial Statements.

12	Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2021

Assets:
Investments, at value (Cost — $12,286,917)	$14,064,782
Dividends and interest receivable	6,270
Total Assets	14,071,052

Liabilities:
Investment management fee payable	7,294
Total Liabilities	7,294
Total Net Assets	$14,063,758

Net Assets:
Par value (Note 5)	$5
Paid-in capital in excess of par value	14,772,929
Total distributable earnings (loss)	(709,176)
Total Net Assets	$14,063,758

Shares Outstanding	450,000

Net Asset Value	$31.25

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended January 31, 2021

Investment Income:
Dividends	$105,677
Interest	10
Total Investment Income	105,687

Expenses:
Investment management fee (Note 2)	36,875
Interest expense	2
Total Expenses	36,877
Net Investment Income	68,810

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	1,313,698
Change in Net Unrealized Appreciation (Depreciation) From Investments	2,451,684
Net Gain on Investments	3,765,382
Increase in Net Assets From Operations	$3,834,192

See Notes to Financial Statements.

14	Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended January 31, 2021 (unaudited) and the Year Ended July 31, 2020	2021	2020

Operations:
Net investment income	$68,810	$161,698
Net realized gain (loss)	1,313,698	(1,422,025)
Change in net unrealized appreciation (depreciation)	2,451,684	(256,013)
Increase (Decrease) in Net Assets From Operations	3,834,192	(1,516,340)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(81,075)	(157,180)
Decrease in Net Assets From Distributions to Shareholders	(81,075)	(157,180)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (200,000 and 350,000 shares issued, respectively)	5,332,655	9,197,480
Cost of shares repurchased (250,000 and 250,000 shares repurchased, respectively)	(6,423,891)	(6,605,552)
Increase (Decrease) in Net Assets From Fund Share Transactions	(1,091,236)	2,591,928
Increase in Net Assets	2,661,881	918,408

Net Assets:
Beginning of period	11,401,877	10,483,469
End of period	$14,063,758	$11,401,877

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report	15

Financial highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
	2021[1,2]	2020[1]	2019[1]	2018[1]	2017[1,3]

Net asset value, beginning of period	$22.80	$26.21	$30.06	$24.95	$25.14

Income (loss) from operations:
Net investment income (loss)	0.15	0.35	0.35	0.31	(0.00)	[4]
Net realized and unrealized gain (loss)	8.49	(3.42)	(3.77)	4.91	(0.19)
Total income (loss) from operations	8.64	(3.07)	(3.42)	5.22	(0.19)

Less distributions from:
Net investment income	(0.19)	(0.34)	(0.43)	(0.11)	—
Total distributions	(0.19)	(0.34)	(0.43)	(0.11)	—

Net asset value, end of period	$31.25	$22.80	$26.21	$30.06	$24.95
Total return, based on NAV[5]	38.03%	(11.71)%	(11.29)%	20.97%	(0.76)%

Net assets, end of period (000s)	$14,064	$11,402	$10,483	$4,509	$2,495

Ratios to average net assets:
Gross expenses	0.60%[6]	0.60%	0.60%	0.60%	0.60	%6
Net expenses	0.60 [6]	0.60	0.60	0.60	0.60	[6]
Net investment income (loss)	1.12 [6]	1.46	1.30	1.12	(0.29)	[6]

Portfolio turnover rate[7]	48%	95%	87%	80%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]	For the period July 12, 2017 (inception date) to July 31, 2017.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

16	Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation

Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

18	Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$1,673,307	$3,697	—	$1,677,004
Other Common Stocks	12,285,717	—	—	12,285,717
Total Long-Term Investments	13,959,024	3,697	—	13,962,721
Short-Term Investments†	102,061	—	—	102,061
Total Investments	$14,061,085	$3,697	—	$14,064,782

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend

Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Royce & Associates, LP (“Royce”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Western Asset, and Royce are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment

20	Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report

management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays Royce monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any,and reimbursements.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of Creation Units for the Fund on an agency basis. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$5,745,991
Sales	5,717,463

During the six months ended January 31, 2021, in-kind transactions (Note 5) were as follows:

Contributions	$5,333,077
Redemptions	6,427,416
Realized gain (loss)*	1,707,826

* Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the

Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At January 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$12,286,917	$2,090,595	$(312,730)	$1,777,865

4. Derivative instruments and hedging activities

During the six months ended January 31, 2021, the Fund did not invest in derivative instruments.

5. Fund share transactions

At January 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

22	Legg Mason Small-Cap Quality Value ETF 2021 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other

Legg Mason Small-Cap Quality Value ETF	23

Statement regarding liquidity risk management program (unaudited) (cont’d)

funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

The Committee considered the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee also considered the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that all redemptions in-kind by the fund during the Reporting Period were effected in accordance with the Program.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

24	Legg Mason Small-Cap Quality Value ETF

Legg Mason

Small-Cap Quality Value ETF

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund

Advisor, LLC

Subadviser

Royce & Associates, LP

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Small-Cap Quality Value ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Small-Cap Quality Value ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Small-Cap Quality Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA,SIPC

ETF Index Disclaimers

The Royce Small-Cap Quality Value Index (the “Underlying Index”) is created and sponsored by Royce &Associates, LP (“Royce”), the subadviser to Legg Mason Small-Cap Quality Value ETF (the “Fund”). Royce is an affiliated person of Legg Mason Partners Fund Advisor, LLC, the Fund’s manager,and the Fund. The Underlying Index is the exclusive property of Royce. Legg Mason ETF Investment Trust has entered into a license agreement with Royce to use the Underlying Index at no charge. Royce has retained Solactive AG, an unaffiliated third party,to calculate the Underlying Index. Solactive AG publishes information regarding the market value of the Underlying Index.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly.Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

Royce does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Royce shall not have any liability for any errors, omissions or interruptions therein. Royce makes no warranty,express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein, either in connection with the Fund or for any other use. Royce makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Royce have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits)arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF436861 3/21 SR21-4103

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 19, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 19, 2021